Allianz NFJ Mid-Cap Value Fund (Second Summary Prospectus) | Allianz NFJ Mid-Cap Value Fund
Allianz NFJ Mid-Cap Value Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated December 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented November 8, 2011)

Disclosure Related to
Allianz NFJ Mid-Cap Value Fund (the “Fund”)

Please retain this Supplement for future reference.

The first three sentences in the description of the Fund’s investment strategy, as included in the sections titled “Principal Investment Strategies” in the Fund Summary and “Principal Investments and Strategies of Each Fund—Allianz NFJ Renaissance Fund—Principal Investments and Strategies,” will be replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” and, consistent with the type of investments suggested by the Fund’s name, adopted the 80% test referred to above.